FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Aircraft Portfolio	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 USD ($)	[1]
Flight Equipment Held for Sale [Abstract]
Number of aircraft agreed to be sold	45
Number of portfolio sales | Portfolio	2
Number of aircraft delivered to purchaser	32
Gain on sale of aircraft | $	$ 28,959	$ 14,761	[1]	$ 5,421
Number of aircraft removed from Sale Transactions	1
Flight equipment held for sale, net | $	$ 237,262	$ 0	[1]
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Gain on sale of aircraft | $	$ 33,000
Number of aircraft held for sale	13	0

[1]	As restated